Contingent liabilities and legal proceedings - Indus Tower merger (Details) € in Millions, shares in Millions, ₨ in Billions	1 Months Ended		2 Months Ended		12 Months Ended
	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 INR (₨)	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨) shares
Disclosure of contingent liabilities [line items]
Investment in newly issued VIL Equity | €					€ 445	€ 13	€ 1,424
Bank borrowings secured against Indian assets
Disclosure of contingent liabilities [line items]
Secured bank loans received | €			€ 1,400		1,400
Indus Towers and Bharti Infratel merger
Disclosure of contingent liabilities [line items]
Prepayments made	€ 279	₨ 24.0
Indus Towers and Bharti Infratel merger, primary pledge
Disclosure of contingent liabilities [line items]
Primary pledge shares owned | shares						190.7			190.7
Financial assets pledged as collateral for liabilities or contingent liabilities			€ 52		52	€ 544		₨ 4.4	₨ 47.0
Disposal of shares subject to primary pledge | shares			190.7	190.7
Amount on disposal of shares subject to primary pledge			€ 445	₨ 38.1
Vodafone Idea Limited | Indus Towers and Bharti Infratel merger, primary pledge
Disclosure of contingent liabilities [line items]
Investment in newly issued VIL Equity			393	₨ 33.7
Maximum | Indus Towers. | Indus Towers and Bharti Infratel merger, secondary pledge
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities			€ 504		€ 504			₨ 42.5